DISCONTINUED OPERATIONS - Carrying amounts of net assets and reconciliation of the loss on disposal (Details) ₽ in Millions, $ in Millions					1 Months Ended						3 Months Ended	12 Months Ended
	Oct. 30, 2020 RUB (₽)	Dec. 03, 2019 USD ($)	Dec. 03, 2019 RUB (₽)	Nov. 22, 2019	Sep. 30, 2020 USD ($)	Sep. 30, 2020 RUB (₽)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Property, plant and equipment										₽ 265,479	₽ 284,804	₽ 284,804
Right-of-use assets										138,817	130,503	130,503
Goodwill										38,675	38,041	38,041	₽ 39,107
Other non-current assets										4,981	5,749	5,749
Other current assets										1,735	1,320	1,320
Cash and cash equivalents										38,070	85,405	85,405	84,075	₽ 30,586
Non-current liabilities										(439,059)	(557,899)	(557,899)
Current liabilities										(348,457)	(328,614)	(328,614)
Accumulated other comprehensive loss										(7,367)	(9,010)	(9,010)
Consideration received in the form of cash and cash equivalents												2,359	13,242
Less: cash and cash equivalents disposed of												12	₽ 1,401
Preludium B.V.
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of stock, percentage of ownership sold				100.00%
Property, plant and equipment			₽ 26,037
Right-of-use assets			8,175
Intangible assets			18,124
Goodwill			114
Other non-current assets			1,534
Other current assets			10,760
Cash and cash equivalents			4,181
Non-current liabilities			(9,009)
Current liabilities			(17,979)
Accumulated other comprehensive loss			7,948
Payment			(44,386)
Consideration received in the form of cash and cash equivalents		$ (645)	(41,567)
Deferred consideration		(12)	(774)		$ 12	₽ 897
Fair value of contingent consideration (variable earn-out)		$ (32)	(2,045)
Loss on disposal			(5,499)
Net cash inflow arising on disposal:			37,386
Cash consideration received			41,567						$ 645	41,567
Less: cash and cash equivalents disposed of			(4,181)
Financial assets at fair value										₽ 2,013	2,631	₽ 2,631
Additional income recognized upon adjustments							$ 28	₽ 2,101
Net income resulting from fair value measurement							$ 28	₽ 2,101
Preludium B.V. | Contingent consideration
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Financial assets at fair value			₽ 2,045
NVision Group
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of stock, percentage of ownership sold	100.00%
Property, plant and equipment	₽ 95
Intangible assets	245
Other non-current assets	220
Other current assets	2,912
Cash and cash equivalents	285
Non-current liabilities	(98)
Current liabilities	(3,281)
Accumulated other comprehensive loss	3
Payment	(369)
Consideration received in the form of cash and cash equivalents	(369)										₽ (369)
Loss on disposal	11
Net cash inflow arising on disposal:	84
Cash consideration received	369
Less: cash and cash equivalents disposed of	₽ (285)